Derivatives (Realized and Unrealized Gains (Losses) with Respect to Cash Flow Hedges) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives	$ 157		$ (258)
Other Derivatives Hedge [Member] | Interest Rate Swap [Member] | Line of Credit [Member] | Brunswick Pipeline [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Line of Credit Facility, Expiration Date	Dec. 31, 2019	Dec. 31, 2019
Convertible Subordinated Debt	$ 250
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 2		$ 2
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Other Operating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives		$ 0		$ 0
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives		2		2
Designated as Hedging Instrument [Member] | Foreign Exchange Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net		0		(87)
Designated as Hedging Instrument [Member] | Foreign Exchange Option [Member] | Other Operating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives		0		(87)
Designated as Hedging Instrument [Member] | Foreign Exchange Option [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives		$ 0		$ 0